UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charlie Crane
Title:     Managing Member
Phone:     212-713-7613

Signature, Place, and Date of Signing:

     Charlie Crane     New York, NY/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $55,120 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     1688    78930 SH       SOLE                    78930        0        0
ANADARKO PETE CORP             COM              032511107     2096    53886 SH       SOLE                    53886        0        0
APPLE INC                      COM              037833100     3093    29420 SH       SOLE                    29420        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1904    54150 SH       SOLE                    54150        0        0
BARD C R INC                   COM              067383109     1780    22330 SH       SOLE                    22330        0        0
BECTON DICKINSON & CO          COM              075887109     2116    31470 SH       SOLE                    31470        0        0
BOEING CO                      COM              097023105     1575    44270 SH       SOLE                    44270        0        0
CAMPBELL SOUP CO               COM              134429109     1579    57700 SH       SOLE                    57700        0        0
CHEVRON CORP NEW               COM              166764100     2152    32000 SH       SOLE                    32000        0        0
CHUBB CORP                     COM              171232101     1570    37110 SH       SOLE                    37110        0        0
CISCO SYS INC                  COM              17275R102     2446   145834 SH       SOLE                   145834        0        0
COCA COLA CO                   COM              191216100     2380    54160 SH       SOLE                    54160        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1916   148852 SH       SOLE                   148852        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1127    50481 SH       SOLE                    50481        0        0
EDUCATION RLTY TR INC          COM              28140H104       92    26500 SH       SOLE                    26500        0        0
EOG RES INC                    COM              26875P101     1606    29330 SH       SOLE                    29330        0        0
GENERAL ELECTRIC CO            COM              369604103     1411   139620 SH       SOLE                   139620        0        0
GILEAD SCIENCES INC            COM              375558103     1514    32675 SH       SOLE                    32675        0        0
GOODRICH PETE CORP             COM NEW          382410405     1361    70300 SH       SOLE                    70300        0        0
HOME DEPOT INC                 COM              437076102      397    16850 SH       SOLE                    16850        0        0
HONEYWELL INTL INC             COM              438516106     2273    81595 SH       SOLE                    81595        0        0
JOHNSON & JOHNSON              COM              478160104     2474    47034 SH       SOLE                    47034        0        0
JPMORGAN CHASE & CO            COM              46625H100     1767    66491 SH       SOLE                    66491        0        0
KEYCORP NEW                    COM              493267108     2687   341392 SH       SOLE                   341392        0        0
MASTERCARD INC                 CL A             57636Q104      954     5700 SH       SOLE                     5700        0        0
MICROSOFT CORP                 COM              594918104     2202   119847 SH       SOLE                   119847        0        0
NIKE INC                       CL B             654106103     1548    33020 SH       SOLE                    33020        0        0
PFIZER INC                     COM              717081103      153    11206 SH       SOLE                    11206        0        0
POTASH CORP SASK INC           COM              73755L107      914    11310 SH       SOLE                    11310        0        0
SIRIUS XM RADIO INC            COM              82967N108       31    88320 SH       SOLE                    88320        0        0
TARGET CORP                    COM              87612E106     1659    48250 SH       SOLE                    48250        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     1827    31043 SH       SOLE                    31043        0        0
WAL MART STORES INC            COM              931142103     2828    54280 SH       SOLE                    54280        0        0